Stock-Based Compensation	6 Months Ended
Jun. 30, 2021
Stock Based Compensation [Abstract]
STOCK-BASED COMPENSATION
18.	STOCK-BASED COMPENSATION

On December 16, 2019, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with VCAB Eight Corporation, a Texas corporation (“VCAB”). As consideration for the Merger, the Company agreed to issue an aggregate of 877,025 shares of capital stock (“Plan Shares’) to VCAB’s claim holders. As of December 31, 2020, the Company has issued, 689,427 of the Plan Shares to approximately 670 designated and Bankruptcy Court approved claim holders. In March 2021, the Company issued 187,598 of the Plan Shares to additional claim holders upon their approval by the Bankruptcy Court. Following the completion of this process, the Company has approximately 1,300 holders of its outstanding ordinary shares. During the year ended December 31, 2020, the Company recorded the fair value of the shares in connection to the 877,025 shares issued in the merger transaction of $18,826 as stock-based compensation expense.